LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2015
LEASE RECEIVABLES
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA Triumph-Adler GmbH, a subsidiary of Kyocera Document Solutions Inc., and its consolidated subsidiaries. These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2014	2015
	(Yen in millions)
Total minimum lease payments receivable	¥36,980	¥33,636
Unguaranteed residual values	1,213	1,642
Unearned income	(2,346)	(2,627)
Executory costs	(12)	(11)

	35,835	32,640
Less, allowance for doubtful receivables	(283)	(203)

	35,552	32,437
Less, portion due within one year	(12,678)	(11,721)

Total	¥22,874	¥20,716

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Balance at beginning of year	¥382	¥238	¥283
Charged to costs or expenses, or charge-off	(187)	3	(57)
Foreign currency translation	43	42	(23)

Balance at end of year	¥238	¥283	¥203

TA Triumph-Adler GmbH and its consolidated subsidiaries estimate allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2016	¥12,628
2017	8,639
2018	6,320
2019	4,425
2020	1,385
2021 and thereafter	239

Total	¥33,636

TA Triumph-Adler GmbH and its consolidated subsidiaries transferred the capital lease receivables to a third party in exchange for cash, however, the transfer was not qualified as a sale for financial reporting purpose because TA Triumph-Adler GmbH and its consolidated subsidiaries have a right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it has been included in long-term debt. As a result of the transaction, the capital lease receivables in the amount of ¥29,389 million and ¥25,647 million have been recorded on the balance sheets as of March 31, 2014 and 2015, respectively.